CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Clinical testing revenues	$ 2,039	$ 1,275	$ 1,099
Licensing revenues	0	1,600	228
Total revenues	2,039	2,875	1,327
Cost of clinical testing revenues	1,541	923	1,310
Cost of licensing revenues	0	80	0
Total cost of revenues	1,541	1,003	1,310
Gross profit	498	1,872	17
Operating expenses:
Research and development, net	3,156	2,956	1,927
Sales, marketing and business development	4,725	5,333	6,848
General and administrative	5,252	6,682	5,494
Gain from bargain purchase related to acquisition of CynoGen, Inc.	0	(155)	0
Total operating expenses	13,133	14,816	14,269
Operating loss	12,635	12,944	14,252
Financial expenses, net	583	1,584	259
Loss before income taxes	13,218	14,528	14,511
Income tax (benefit) expense	(34)	19	15
Net comprehensive loss from continuing operations	13,184	14,547	14,526
Net comprehensive loss from discontinued operations	3,049	2,798	0
Net comprehensive loss	$ 16,233	$ 17,345	$ 14,526
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics' shareholders from continuing operations	$ 7.15	$ 11.57	$ 15.51
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics' shareholders from discontinued operations	1.65	2.22	0
Basic and diluted net loss per Ordinary Share	$ 8.80	$ 13.79	$ 15.51
Weighted average number of ordinary shares used to compute basic and diluted net loss per ordinary share	1,842,704	1,257,724	936,658